Common Stock - Schedule of loss per share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income	$ (504,984)	$ 261,607	$ 1,657,247	$ 1,184,465	$ (243,377)	$ 2,841,712	$ 2,729,602	$ 18,132,948
Angel Studios, Inc. CIK: 0001671941
Numerator:
Net (loss) income	$ (22,482,813)		$ (12,284,721)		$ (37,326,897)	$ (14,484,514)	$ 9,163,794	$ (13,710,708)
Denominator:
Weighted average basic shares outstanding (in shares)	25,276,878		24,824,083		25,138,698	24,672,693	24,775,858	24,264,683
Effect of dilutive shares (in shares)							1,153,388	1,438,552
Weighted average diluted shares (in shares)	25,276,878		24,824,083		25,138,698	24,672,693	25,929,246	25,703,235
Basic loss per share (in dollars per share)	$ (0.889)		$ (0.495)		$ (1.485)	$ (0.587)	$ 0.370	$ (0.565)
Diluted loss per share (in dollars per share)	$ (0.889)		$ (0.495)		$ (1.485)	$ (0.587)	$ 0.353	$ (0.533)